Property and Equipment (Details) - Schedule of Property and Equipment - Property, Plant and Equipment [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cost
Cost Balance at Beginning	$ 995,921	$ 930,592
Cost, Additions		65,329
Cost, Disposals	(192,361)
Cost Balance at Ending	803,560	995,921
Accumulated amortization
Accumulated amortization, Balance at Beginning	901,948	636,658
Amortization for the period	22,344	265,290
Accumulated amortization,Disposals	(135,692)
Accumulated amortization, Balance at Ending	788,600	901,948
Carrying amounts
Carrying amounts, Beginning	93,373	293,934
Carrying amounts, Ending	14,960	93,373
Computers [Member]
Cost
Cost Balance at Beginning	246,719	181,390
Cost, Additions		65,329
Cost, Disposals	(192,361)
Cost Balance at Ending	54,358	246,719
Accumulated amortization
Accumulated amortization, Balance at Beginning	152,746	113,079
Amortization for the period	22,344	39,667
Accumulated amortization,Disposals	(135,692)
Accumulated amortization, Balance at Ending	39,398	152,746
Carrying amounts
Carrying amounts, Beginning	93,973	68,311
Carrying amounts, Ending	14,960	93,973
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	749,202	749,202
Cost, Additions
Cost, Disposals
Cost Balance at Ending	749,202	749,202
Accumulated amortization
Accumulated amortization, Balance at Beginning	749,202	523,579
Amortization for the period		225,623
Accumulated amortization,Disposals
Accumulated amortization, Balance at Ending	749,202	749,202
Carrying amounts
Carrying amounts, Beginning		225,623
Carrying amounts, Ending